Offerings	Mar. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Class A Stock, par value $0.01 per share
Amount Registered | shares	28,100,000
Proposed Maximum Offering Price per Unit	10.53
Maximum Aggregate Offering Price	$ 295,893,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,862.82
Offering Note	Note 1a. Estimated solely for the purpose of calculating the registration fee. Not 1b. All securities being registered represent the estimated number of securities issued by Avalanche Treasury Corporation ("Pubco"), in connection with the business combination among Mountain Lake Acquisition Corp. ("MLAC"), Pubco, Avalanche SPAC Merger Sub LLC, a Delaware limited liability company ("MLAC Merger Sub"), Avalanche Company Merger Sub LLC, a Delaware limited liability company, Avalanche Treasury Company LLC, a Delaware limited liability company (the "Company" or "AVAT") and Dragonfly Digital Management, LLC, a Delaware limited liability company (the "Seller") ("Business Combination"). Note 1c. Prior to the Closing, MLAC will effect a domestication under Section 388 of the General Corporation Law of the State of Delaware (the "DGCL") and Section 206 of the Cayman Act (the "Domestication"), pursuant to which MLAC will transfer by way of continuation to and become a Delaware corporation. At least two hours after the Domestication, MLAC Merger Sub will merge with and into MLAC in accordance with the applicable provisions of the DGCL and the Limited Liability Company Act of the State of Delaware, with MLAC continuing as the surviving company and a wholly-owned subsidiary of Pubco and with MLAC Shareholders receiving one share of non-voting Class A common stock, par value $0.01 per share, of Pubco ("Pubco Class A Stock") for each Class A ordinary share, par value $0.0001 per share, of MLAC (the "MLAC Class A Ordinary Shares") held by such shareholder, and with each holder of one right that was included as part of each MLAC unit issued upon the closing of the MLAC IPO entitling the holder thereof to receive one-tenth (1/10th) of an MLAC Class A Ordinary Share upon the consummation by MLAC of its Business Combination (the "MLAC Rights") receiving one share of Pubco Class A Stock in exchange for every ten (10) MLAC Rights held by such holder. Contemporaneously with the consummation of the Business Combination, the Sponsor shall submit for cancellation 4,387,500 MLAC Class B Ordinary Shares, as a result, the Sponsor will retain 2,800,000 MLAC Class B Ordinary Shares which shall each be converted automatically into one (1) share of Pubco Class A Stock, following which all such MLAC Class B Ordinary Shares shall cease to be outstanding and shall automatically be canceled and shall cease to exist. Note 1d. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Note 1e. With respect to the fees to be paid, pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act, and estimated solely for the purpose of calculating the registration fee, based on the average of the high and low trading prices of the MLAC Class A Ordinary Shares on Nasdaq on March 24, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Class A Stock, par value $0.01 per share
Amount Registered | shares	27,368,670
Maximum Aggregate Offering Price	$ 124,078,355.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,135.22
Offering Note	See Notes 1a., 1b., and 1d. Note 2a. The maximum number of shres of Pubco Class A Stock estimated to be issued or issuable in connection with the Business Combination to members of the Company is based on 5,805,638 class A common membership units of the Company ("Company Units") held by Dragonfly Ventures L.P. and Dragonfly Ventures II, L.P. (together, the "Funds"), and 21,563,032 Company Units held by investors that purchased Company Units pursuant to the company unit subscription agreements on October 1, 2025 among such investors, the Company, Pubco and MLAC (each such investor, a "Company Member"). Upon consummation of the Business Combination, each Company Unit held by a Company Member will be exchanged for one share of Pubco Class A Stock, and each Company Unit held by the Funds will be exchanged for one share of Pubco Class A Stock and one share of Pubco Class B common stock, par value $0.01 per share ("Pubco Class B Stock"). Note 2b. Calculated in accordance with Rule 457(f)(2) promulgated under the Securities Act based on the book value of the equity of the Company as of December 31, 2025, the latest practicable date for which such information is available, of $150,398,743 (or, based on 21,563,032 Company Units being exchanged for 21,563,032 shares of Pubco Class A Stock, and 5,805,638 Company Units being exchanged for 5,805,638 shares of Pubco Class A Stock and 5,805,638 shares of Pubco Class B Stock, approximately $4.53).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Class B Stock, par value $0.01 per share
Amount Registered | shares	5,805,638
Maximum Aggregate Offering Price	$ 26,320,387.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,634.85
Offering Note	See Notes 1a., 1b., 1d., and 2b. Upon consummation of the Business Combination, the Funds will receive one share of Pubco Class A Stock and one share of Pubco Class B Common Stock for each Company Unit held by the Funds.